REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS

14. REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS

	For the six-month period ended June 30,
	2025	2026	2026
	SGD’000	SGD’000	USD’000
Sales of cleaning systems and other equipment	2,814	16,651	12,867
Provision of centralized dishware washing and general cleaning services	3,433	3,912	3,023
Leasing of dishware washing equipment	247	251	194
Revenue	6,494	20,814	16,084

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the six-month period ended June 30, 2026
	Cleaning Systems	Dishware Washing Services	Total	Total
	SGD’000	SGD’000	SGD’000	US$’000
Timing of revenue recognition:
Point in time	16,651	-	16,651	12,867
Over time	-	4,163	4,163	3,217
Revenue	16,651	4,163	20,814	16,084

	For the six-month period ended June 30, 2025
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	2,814	-	2,814
Over time	-	3,680	3,680
	2,814	3,680	6,494

During the periods presented in these unaudited interim condensed consolidated financial statements, the Company reports two operating segments: 1) Sales of cleaning systems and other equipment, and 2) Provision of centralized dishware washing and general cleaning services.

The CODM allocates resources to and assess the performance of each operating segment using information about the operating segment’s revenue and income (loss) from operations. The CODM regularly reviews the Company’s revenue, cost and gross profit/loss derived from each revenue stream and is also provided with information of segment expenses. The CODM does not evaluate operating segments using asset or liability information.

The following tables present summaries of the Company’s breakdown of net revenues by segments and operating segment results for the periods ended June 30, 2025 and 2026, respectively. There was no significant transaction between reportable segments and non-significant non-cash items (other than depreciation and amortization) for the years the periods ended June 30, 2025 and 2026.

	For the six-month period ended June 30,
	2025	2026	2026
	SGD’000	SGD’000	USD’000
Net revenues:
Sales of cleaning systems and other equipment	2,814	16,651	12,867
Provision of centralized dishware washing and general cleaning services	3,680	4,163	3,217
	6,494	20,814	16,084

Cost of revenues:
Sales of cleaning systems and other equipment	(1,749)	(9,656)	(7,462)
Provision of centralized dishware washing and general cleaning services	(3,117)	(3,620)	(2,797)
	(4,866)	(13,276)	(10,259)

Gross profit:
Sales of cleaning systems and other equipment	1,065	6,995	5,405
Provision of centralized dishware washing and general cleaning services	563	543	420
	1,628	7,538	5,825

Significant expenses:
Sales of cleaning systems and other equipment
Payroll expense	(837)	(1,381)	(1,067)
Other segment items (Note (i))	(466)	(1,632)	(1,261)
	(1,303)	(3,013)	(2,328)

Provision of centralized dishware washing and general cleaning services
Payroll expense	(166)	(243)	(188)
Other segment items (Note (i))	(48)	(71)	(56)
	(214)	(314)	(244)

Reversal of expected credit loss	-	23	18
Interest income	75	65	50
Interest expense	(238)	(114)	(88)
Other unallocated (expense)/income (Note (ii))	(780)	(2,485)	(1,920)
	(943)	(2,511)	(1,940)

Net (loss) income	(832)	1,700	1,313

Notes:-

(i)	Other segment items include sales commission, selling and marketing expenses and general and administrative expenses other than payroll expenses.
(ii)	Other unallocated expenses include legal and professional fees, income tax expense, and change in fair value in financial instruments and exchange difference.

In the following table, revenue is disaggregated by the geographic locations of customers and by the timing of revenue recognition.

	For the six-month period ended June 30, 2026
	Cleaning Systems	Dishware Washing Services	Total	Total
	SGD’000	SGD’000	SGD’000	US$’000
Geographic location:
Singapore	620	4,163	4,783	3,696
Malaysia	12,795	-	12,795	9,887
Other countries	3,236	-	3,236	2,501
Revenue	16,651	4,163	20,814	16,084

	For the six-month period ended June 30, 2025
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	693	3,680	4,373
Malaysia	630	-	630
Other countries	1,491	-	1,491
	2,814	3,680	6,494